BORROWINGS	12 Months Ended
Dec. 31, 2023
BORROWINGS
BORROWINGS

13. BORROWINGS

Borrowings consist of the following:

	At December 31,	At December 31,
	2022	2023
	$	$
Short-term borrowings related to project assets (1)	333,521	291,982
Other short-term borrowings	1,110,295	1,513,216
Subtotal for short-term borrowings	1,443,816	1,805,198
Long-term borrowings related to project assets	318,987	450,455
Other long-term borrowings	494,419	815,510
Subtotal for long-term borrowings	813,406	1,265,965
Total	2,257,222	3,071,163
(1)	Includes long-term borrowings that were classified as current liabilities because these borrowings are associated with certain solar power and battery energy storage assets that are expected to be sold within one year.

Total borrowings was $3,071,163 as of December 31, 2023, including $1,702,785 and $1,368,378 related to CSI Solar and Recurrent Energy, respectively. In addition, the Company had $161,609 of green bonds related to Recurrent Energy and $227,424 of convertible notes as of December 31, 2023. Total borrowings was $2,257,222 as of December 31, 2022, including $1,200,582 and $1,056,640 related to CSI Solar and Recurrent Energy, respectively. In addition, the Company had $31,638 of green bonds and $225,977 of convertible notes as of December 31, 2022. Refer to Note 17 for further details of the Company’s convertible notes.

As of December 31, 2023, the Company had contractual credit facilities of $5,254,518, of which $2,162,501 has been drawn under borrowings and $366,197 has been drawn under arrangements with banks including bank guarantees, letters of credit and short-term notes payable, and $2,725,820 was available for draw down upon demand. In addition, as of December 31, 2023, the Company also had uncommitted credit facilities of $2,587,712, of which $901,519 has been drawn under borrowings and $411,160 under arrangements with banks including bank guarantees, letters of credit and short-term notes payable. As of December 31, 2023, $374,840 of the Company’s borrowings under its Recurrent Energy business were non-recourse in nature.

The lenders under the Company’s non-recourse facilities generally require the pledge of underlying solar power and battery energy storage assets and do not have direct recourse to Canadian Solar Inc.

As of December 31, 2023, borrowings of $1,647,038 were secured by property, plant and equipment with carrying amounts of $414,195, inventories of $1,763, land use rights of $55,976, restricted cash of $462,959, accounts receivable of $28,237, equity interest of $367,354, project assets of $233,740 and solar power systems of $609,201. These borrowings were recorded as short-term borrowings of $690,215, non-recourse borrowings - current of $146,869, long-term borrowings of $581,983 and non-recourse borrowings of $227,971.

The Company’s significant borrowings during the years ended December 31, 2022 and 2023 were as follows:

In 2016, Canadian Solar Projects K.K. obtained a syndicated three-year loan facility of JPY9,600,000 ($85,200) with Sumitomo Mitsui Banking Corporation (“SMBC”), acting as the lead arranger and 13 other participating financial institutions. The loan proceeds may be used to develop its solar project development pipeline in Japan and for general corporate working capital purposes. In 2020, the facility agreement was renewed with 11 participating financial institutions led by SMBC at a term of two years and a facility amount of JPY9,100,000 ($88,200). In 2021, the subsidiary further expanded the facility to JPY10,000,000 ($89,859) for a term of three years, with a September 2024 maturity. In 2022, the subsidiary amended the facility agreement to tranche 1 loan facility of JPY7,500,000 ($57,198) guaranteed by the Company and tranche 2 loan facility of JPY2,500,000 ($19,066) secured by a pledge of equity interest in CSIF. In 2023, the subsidiary amended the tranche 1 loan facility to JPY6,250,000 ($44,317), with maturity unchanged at September 2024. As of December 31, 2023, both tranche 1 and tranche 2 loan facility was fully drawn.

13. BORROWINGS (Continued)

In 2020, Recurrent Energy, LLC (“Recurrent”) executed a $75,000 development loan with Nomura Securities International, Inc. In 2021, the syndicated facility was renewed with Nomura at an expanded amount of $125,000 and and was set to mature in December 2023. In November 2023, the maturity of syndicated facility was extended for another two years to November 2025. The outstanding credit facility is secured by certain project assets in the U.S., and is guaranteed by the Company. As of December 31, 2023, the loan was fully drawn.

In 2021, Azuma Kofuji Daiichi Hatsudensho G.K. obtained a JPY24,513,530 ($230,759) project finance loan facility with Nomura Capital Investment Co., Ltd. acting as lead arranger and other participating financial institutions to construct the 100MWp Azuma Kofuji project in Japan. The loan, secured by the project, was assumed by a buyer in connection with the sale of the project in May 2023.

In 2021, Sunmex Renovables, S.A. De C.V., a 51% owned subsidiary, obtained a $60,000 project finance loan facility with Sumitomo Mitsui Banking Corporation (“SMBC”). The facility has been partially drawn for the construction of the El Mayo project in Mexico. As of December 31, 2023, the outstanding balance was $25,584. The Company has provided a guarantee on the outstanding balance through a letter of credit.

In 2021, Canadian Solar Spain S.L.U obtained a €50,000 ($61,132) credit facility with Banco Santander, S.A. (“Santander”). The facility comprises a term loan of €25,000 and a revolving credit facility of €25,000, and is guaranteed by the Company. In 2022, the subsidiary obtained additional term loan facility of €45,000 ($48,309). The facility will mature in May 2024. As of December 31, 2023, the two term loan facilities were fully drawn and the outstanding balance on the revolving credit facility was $27,429.

In 2021, eight Brazilian subsidiaries obtained a BRL500,000 ($95,921) financing facility with BTG Pactual and Itaú BBA to support the equity contribution for the development and construction of solar power projects in Brazil. The facility is guaranteed by the Company and was set to mature in December 2023. In 2023, the maturity of the facility was extended to December 2024. In 2023, two of these subsidiaries received BRL490,934 ($101,213) of non - recourse project financing for the 300MWp Ciranda project portfolio, consisting of BRL285,000 ($60,292) non - recourse project bonds issued in a private placement with investment funds managed by Vinci Partners for Ciranda Phase I, and a BRL205,934 ($40,921) non - recourse project finance facility with Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”) for Ciranda Phase II. Both the project bonds and project finance facility are secured by the project assets, with maturities set for 2041 and 2047, respectively. As of December 31, 2023, the outstanding balance on the development and construction facility was $95,724, the outstanding balance on the project bonds was $60,909, and the outstanding balance on the project finance facility was $41,024.

In March 2023, Canadian Solar Netherlands Cooperative U.A. secured a $100,000 credit facility with Nomura Securities International, Inc., The facility will mature in March 2025 and is guaranteed by the Company. As of December 31, 2023, the loan was fully drawn.

In June 2023, Canadian Solar Netherlands Cooperative U.A. secured two credit facilities, comprising a €30,000 ($32,736) and $20,000 term loan facility, and a $110,500 revolving credit facility with Santander Corporate & Investment Banking (“Santander CIB”). The two facilities will mature in June 2026 and are guaranteed by the Company. As of December 31, 2023, the term loans and the revolving credit facility were fully drawn.

In October 2023, AURORA 01 GK issued JPY18,500,000 ($121,958) green bonds to finance development and construction costs of Recurrent projects globally. The bonds will mature in September 2026 and is guaranteed by the Company. As of December 31, 2023, the carrying value net of unamortized issuance costs of the green bonds was $128,818, and was included as a component of green bonds and convertible notes on the consolidated balance sheet.

13. BORROWINGS (Continued)

In 2023, Canadian Solar Sunenergy (Jiaxing) Co. Ltd. entered into credit facilities in the aggregate of RMB2,282,809 ($319,993) with various banks, and these credit facilities will mature through April 2030 by installments. Credit facilities of RMB1,869,600 ($262,044) are unsecured and are guaranteed by CSI Solar, and the remaining RMB413,209 ($57,949) are secured by certain land use rights, property, plant and equipment and equity interest of Canadian Solar Sunenergy (Jiaxing) Co. Ltd., and are guaranteed by CSI Solar. As of December 31, 2023, $165,231 was drawn.

In 2023, CSI Cells (Suqian) Co., Ltd. entered into credit facilities in the aggregate of RMB2,590,000 ($375,229) with various banks, and these credit facilities will mature through September 2026 by installments. Credit facilities of RMB90,000 ($13,097) are unsecured and are guaranteed by CSI Solar, and the remaining RMB2,500,000 ($362,132) are secured by certain property, plant and equipment and equity interest of CSI Cells (Suqian) Co., Ltd, and are guaranteed by CSI Solar. As of December 31, 2023, $142,601 was drawn.

In 2023, CSI Cells (Yangzhou) Co., Ltd. entered into credit facilities in the aggregate of RMB1,900,000 ($263,132) with various banks, and these credit facilities will mature through August 2028 by installments. The credit facilities are secured by certain property, plant and equipment and equity interest of CSI Cells (Yangzhou) Co., Ltd., and are guaranteed by CSI Solar. As of December 31, 2023, $66,350 was drawn.

In 2023, CSI Solar Technology (Xining) Co., Ltd. entered into credit facilities in the aggregate of RMB2,038,947 ($293,293) with various banks, and these credit facilities will mature through May 2028 by installments. Credit facilities of RMB180,000 ($25,761) are unsecured and are guaranteed by CSI Solar. The remaining RMB1,858,947 ($267,532) are secured by certain property, plant and equipment and equity interest of CSI Solar Technology (Xining) Co., Ltd, and are guaranteed by CSI Solar. As of December 31, 2023, $113,415 was drawn.

As of December 31, 2023, the financial covenants related to these borrowings were met.

In connection with the sale of solar projects for the years ended December 31, 2021, 2022 and 2023, borrowings of $118,406, $193,578 and $161,709, respectively, were assumed by the buyers.

These obtained borrowings mentioned above bear effective floating interest rates from 1.2% to 16.8%.

Future principal repayments on the borrowings are as follows. Included in the future principal repayment are $75,550 of current portion of long-term borrowings, associated with certain solar power and battery energy storage assets that are expected to be sold within one year of December 31, 2023:

2024	$1,805,198
2025	551,022
2026	355,269
2027	84,689
2028	49,252
Thereafter	225,733
Total	$3,071,163

13. BORROWINGS (Continued)

Weighted average effective interest rates on borrowings are as follows:

	At December 31,	At December 31,
	2022	2023
Short-term borrowings	5.3%	3.8%
Long-term borrowings	4.1%	6.7%

The Company capitalized interest costs incurred on borrowings obtained to finance construction of project assets, solar power systems or property, plant and equipment until the asset is ready for its intended use. The interests incurred during the years ended December 31, 2021, 2022 and 2023 are as follows:

	Years Ended December 31,
	2021	2022	2023
	$	$	$
Interest capitalized — project assets	17,316	26,439	27,676
Interest capitalized — solar power systems	—	18,666	33,097
Interest capitalized — property, plant and equipment	—	—	963
Interest expense	58,153	74,266	114,099
Total interest incurred	75,469	119,371	175,835